Summary of significant accounting policies (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and equipment disclosures
Useful life	10 years 0 months 0 days	10 years 0 months 0 days	5 years 0 months 0 days
Premises | Minimum
Premises and equipment disclosures
Useful life	40 years 0 months 0 days
Premises | Maximum
Premises and equipment disclosures
Useful life	67 years 0 months 0 days
Rented premises improvements | Maximum
Premises and equipment disclosures
Useful life	10 years 0 months 0 days
Other tangible fixed assets | Minimum
Premises and equipment disclosures
Useful life	3 years 0 months 0 days
Other tangible fixed assets | Maximum
Premises and equipment disclosures
Useful life	10 years 0 months 0 days
Capitalized software | Maximum
Premises and equipment disclosures
Useful life	3 years 0 months 0 days
Bank
Premises and equipment disclosures
Useful life	10 years 0 months 0 days	10 years 0 months 0 days	5 years 0 months 0 days